Revenue (Table)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of disaggregation of revenues

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Product sales derived from:
- E-Commerce, at point of time	2,644,214	2,092,215	1,999,572
- Brand Management, at point of time	—	1,264,987	1,469,561
- Inter-segment elimination	—	—	(2,205)
	2,644,214	3,357,202	3,466,928

Service revenue derived from
- E-Commerce, over time	5,675,173	5,418,263	5,929,184
- E-Commerce, at point of time	81,244	110,638	141,515
	5,756,417	5,528,901	6,070,699
- Brand Management, over time	—	6,039	4,790
- Inter-segment elimination	—	(80,129)	(120,188)
	5,756,417	5,454,811	5,955,301

Total revenue	8,400,631	8,812,013	9,422,229

Service revenue by type

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
- Online store operations	1,624,114	1,604,695	1,765,364
- Warehousing and fulfillment	2,380,863	2,194,469	2,189,181
- Digital marketing and IT solutions	1,751,440	1,735,776	2,120,944
- Inter-segment eliminations	—	(80,129)	(120,188)
Total revenues from services	5,756,417	5,454,811	5,955,301

Schedule of contract liability

Advances from
Customers
Opening Balance as of January 1, 2023	120,858
Net increase	42,379
Ending Balance as of December 31, 2023	163,237
Net increase	10,532
Ending Balance as of December 31, 2024	173,769